Acquisition of Asanko Gold	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Acquisition of Asanko Gold
15.	ACQUISITION OF ASANKO GOLD

Background

On 29 March 2018, Gold Fields entered into certain definitive agreements (the “JV Transaction”) with Asanko Gold Inc. (“Asanko”) pursuant to which:

•

Gold Fields and Asanko would each own a 45% interest in Asanko Gold Ghana Limited (“AGGL”), the Asanko subsidiary that currently owns the Asanko Gold Mine, with the Government of Ghana continuing to retain a 10% free carried interest in AGGL (the Joint Arrangement);

•	Gold Fields and Asanko would each own a 50% interest in Adansi Gold Company Limited (“Adansi”), the Asanko subsidiary that currently owns a number of exploration licences; and

•	Gold Fields and Asanko would each acquire a 50% interest in the newly formed financing entity (Shika Group Finance Limited).

On 20 June 2018, Gold Fields and Asanko received approval of the JV Transaction from the Ghanaian Minister of Lands and Natural Resources and the JV Transaction closed on 31 July 2018 once all conditions precedent were met.

Recognition and measurement

Gold Fields and Asanko have joint control and the Asanko transaction is structured as a separate vehicle and the Group has a residual interest in the net assets of Asanko. Accordingly, the Group has classified its interest in Asanko as a joint venture.

Fair value measured on a provisional basis

The fair value of identifiable net assets acquired has been performed on a provisional basis, using the acquisition life-of-mine model, pending completion of review and sign off of the life-of-mine model, including the Reserves and Resources, by the Group Competent Person. Any changes to the acquisition life of mine model and/or Reserves and Resources could result in a material change to the cash flows used to determine the fair value of the identifiable net assets acquired.

If new information is obtained, within one year from the date of acquisition, about facts and circumstances that existed at the date of acquisition about the life-of-mine and adjustments are required to be made to the provisional fair values of the identifiable net assets, or if any additional provisions that existed at the date of acquisition are identified, then the accounting for the acquisition will be revised.

Consideration transferred

The following table summarises the acquisition date fair value of the consideration transferred:

United States Dollar
Figures in millions unless otherwise stated	2018
Cash – Asanko redeemable preference shares and equity	165.0

Total consideration transferred	165.0

Gain on acquisition of Asanko

The gain on acquisition was determined as follows:

United States Dollar
Figures in millions unless otherwise stated	2018
Total fair value of assets acquired	216.8
Redeemable preference shares equity financial asset acquired[1]	129.9
Fair value of identifiable net assets acquired[2]	86.9
Consideration transferred	(165.0)

Gain on acquisition[3]	51.8

[1]	The redeemable preference shares have the following conditions:

•	Redeemable at the option of the issuer at par value; and

•	Non-interest bearing.

The redeemable preference shares were recognised as an investment in an equity financial instrument measured at fair value. The key assumptions used to determine the fair value of the redeemable preference shares of US$129.9 million at acquisition were as follows:

Par value of the preference shares	US$	165.0 million
Market-related interest rate		7.85%
Expected redemption period – 2020 to 2023		5 years

[2]	The key assumptions used to determine the fair value of the net identifiable assets acquired were as follows:

US$ gold price – 2018 to 2019	US$	1,200/oz
US$ gold price – 2020 onwards	US$	1,300/oz
Discount rate		10.27%
Life-of-mine – 2019 to 2030		12 years

[3]

The excess of the fair value of the identifiable net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The injection of capital into Asanko Gold Mine for an equity stake represented a favourable deal for Gold Fields, as Asanko needed to refinance the debt of Asanko Gold Mine, resulting in a gain on acquisition.